Provisions for Legal Proceedings - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Judicial deposits	R$ 140,496	R$ 140,496
Payment of compensation for collective damages among other commitments	R$ 100,000
Non homologation of compensations [member]
Disclosure of other provisions [line items]
Federal income taxes isolated fine rate	50.00%
PIS and COFINS [member]
Disclosure of other provisions [line items]
Isolated fine rate of acquired assets	50.00%
Rumo S.A. [member]
Disclosure of other provisions [line items]
Social security contributions	20.00%
Collective moral damages	R$ 28,900
Legal proceedings provision, civil, regulatory and environmental [member]
Disclosure of other provisions [line items]
Judicial deposits	R$ 199,526	R$ 196,026